Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Schedule of Provisions	Provisions
	Onerous contracts	Warranties	Total
	€’000	€’000	€’000
At December 31, 2022	-	-	-
Provisions made during the year	8,403	-	8,403
Provisions used during the year	-	-	-
Provisions reversed during the year	(4,972)	-	(4,972)
Transfers	(2,822)	-	(2,822)
At December 31, 2023	609	-	609
Derecognition on deconsolidation	(412)	(197)	(609)
Additions*	742	-	742
At December 31, 2024	742	-	742

*	All provisions added during 2024 relate solely to QIND. They include provisions for audit fees, corporate tax provision and provision for retirement benefits. All other previous provisions (onerous contracts and warranties) were removed as part of the deconsolidation process.